30. Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	$ 1,645,569
Provisions, ending	2,062,603	$ 1,645,569
Non-current liabilities
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	1,645,569	1,357,972
Increases	1,239,577	725,897
Decreases	(20,596)	(131,722)
Result from exposure to inflation	(801,947)	(306,578)
Provisions, ending	2,062,603	1,645,569
Current liabilities
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	288,218	293,482
Increases	127,655	387,547
Decreases	(77,473)	(368,410)
Result from exposure to inflation	(124,564)	(24,401)
Provisions, ending	$ 213,836	$ 288,218